Concentration of Risks (Details) - Schedule of Exchange Rates Consolidated Financial Statements	Dec. 31, 2023	Dec. 31, 2022
Schedule of Exchange Rates Consolidated Financial Statements [Abstract]
Balance sheet items, except for equity accounts	7.0827	6.9646
Items in the statements of operations and comprehensive loss	7.0464	6.7261